Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [Member]	Contributed surplus [Member]	Retained earnings [Member]	Foreign currency translation adjustments [Member]	Hedging reserve [Member]	Accumulated other comprehensive income [Member]	Total shareholders' equity before non-controlling interest [Member]	Non-controlling interest [Member]
Beginning Balance at Dec. 31, 2018	$ 1,280,090	$ 366,120	$ 654,324	$ 115,705	$ 143,563	$ (1,071)	$ 142,492	$ 1,278,641	$ 1,449
Net earnings (loss)	152,128			151,647				151,647	481
Other comprehensive income (loss)	(61,109)				(60,803)	90	(60,713)	(60,713)	(396)
Effect of stock option plans	10,187	9,404	783					10,187
Dividends	(38,509)			(38,509)				(38,509)
Ending Balance at Dec. 31, 2019	1,342,787	375,524	655,107	228,843	82,760	(981)	81,779	1,341,253	1,534
Net earnings (loss)	88,257			88,080				88,080	177
Other comprehensive income (loss)	(18,700)				(19,490)	1,010	(18,480)	(18,480)	(220)
Purchase of non-controlling interest	(1,680)			(189)				(189)	$ (1,491)
Effect of stock option plans	1,725		1,725					1,725
Dividends	(15,694)			(15,694)				(15,694)
Ending Balance at Dec. 31, 2020	1,396,695	375,524	656,832	301,040	63,270	29	63,299	1,396,695
Net earnings (loss)	7,294			7,294
Other comprehensive income (loss)	(38,998)				(38,974)	(24)	(38,998)
Effect of stock option plans	893		893
Dividends	(3,587)			(3,587)
Ending Balance at Jun. 30, 2021	1,362,297	375,524	657,725	304,747	24,296	5	24,301
Beginning Balance at Dec. 31, 2020	1,396,695	375,524	656,832	301,040	63,270	29	63,299	1,396,695
Net earnings (loss)	(18,455)			(18,455)				(18,455)
Other comprehensive income (loss)	(18,646)				(18,726)	80	(18,646)	(18,646)
Effect of stock option plans	1,783		1,783					1,783
Dividends	(7,623)			(7,623)				(7,623)
Ending Balance at Dec. 31, 2021	1,353,754	375,524	658,615	274,962	44,544	109	44,653	$ 1,353,754
Net earnings (loss)	12,983			12,983
Other comprehensive income (loss)	15,706				15,685	21	15,706
Effect of stock option plans	938	16	922
Dividends	(4,484)			(4,484)
Ending Balance at Jun. 30, 2022	$ 1,378,897	$ 375,540	$ 659,537	$ 283,461	$ 60,229	$ 130	$ 60,359